Related Party Transactions - Schedule of significant related party transactions, operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CyberLink
Related Party Transactions
Management service fee	$ 48	$ 80	$ 128